Trading properties	12 Months Ended
Jun. 30, 2018
Trading Properties
Trading properties	 11. Trading properties   Changes in the Group’s trading properties for the fiscal years ended June 30, 2018 and 2017 were as follows:   <table cellspacing="0" cellpadding="0" style="margin-right: 0px; margin-left: 0px; width: 100%"> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td rowspan="1" style="width: 56%; text-indent: 12px"> </td> <td rowspan="1" style="width: 11%">      Completed properties </td> <td rowspan="1" style="width: 11%">      Properties under development (i) </td> <td rowspan="1" style="width: 11%">      Undeveloped properties  </td> <td rowspan="1" style="width: 11%">      Total </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">At June 30, 2016</td> <td> 236 </td> <td> 3,534 </td> <td> 1,204 </td> <td> 4,974 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Additions</td> <td> 2 </td> <td> 1,188 </td> <td> 39 </td> <td> 1,229 </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Currency translation adjustment</td> <td> 152 </td> <td> 650 </td> <td> 167 </td> <td> 969 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Transfers</td> <td> 1,101 </td> <td> (687)</td> <td> (414)</td> <td> - </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Transfers from intangible assets</td> <td> 13 </td> <td> - </td> <td> - </td> <td> 13 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Transfers from investment properties</td> <td> - </td> <td> - </td> <td> 14 </td> <td> 14 </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Capitalized finance costs</td> <td> - </td> <td> 1 </td> <td> - </td> <td> 1 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Disposals</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (703)</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (714)</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  - </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (1,417)</td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">At June 30, 2017</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  801 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  3,972 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  1,010 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  5,783 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Additions</td> <td> 14 </td> <td> 1,683 </td> <td> 173 </td> <td> 1,870 </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Currency translation adjustment</td> <td> 866 </td> <td> 2,207 </td> <td> 576 </td> <td> 3,649 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Transfers</td> <td> 1,435 </td> <td> (1,332)</td> <td> (103)</td> <td> - </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Transfers of intangible assets</td> <td> 9 </td> <td> - </td> <td> - </td> <td> 9 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Transfers from investment properties</td> <td> - </td> <td> (353)</td> <td> - </td> <td> (353)</td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Capitalized finance costs</td> <td> - </td> <td> 11 </td> <td> - </td> <td> 11 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Disposals</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (516)</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (1,162)</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (39)</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  (1,717)</td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">At June 30, 2018</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  2,609 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  5,026 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  1,617 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  9,252 </td></tr> </table>    <table cellspacing="0" cellpadding="0" style="margin-right: 0px; margin-left: 0px; width: 100%"> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td rowspan="1" colspan="1" style="width: 78%; text-indent: 12px"> </td> <td rowspan="1" style="width: 11%; border-bottom: rgb(0, 0, 0) 2px solid">  06.30.16 </td> <td rowspan="1" style="width: 11%; border-bottom: rgb(0, 0, 0) 2px solid">  06.30.17 </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Non-current</td> <td> 6,020 </td> <td> 4,534 </td></tr> <tr style="background-color: rgb(204, 238, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Current</td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  3,232 </td> <td style="border-bottom: rgb(0, 0, 0) 2px solid">  1,249 </td></tr> <tr style="background-color: rgb(255, 255, 255); vertical-align: bottom"> <td style="text-align: left; text-indent: 12px">Total</td> <td style="border-bottom: rgb(0, 0, 0) 4px double">  9,252 </td> <td style="border-bottom: rgb(0, 0, 0) 4px double">  5,783 </td></tr> </table>     (i) Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 306 and Ps. 190 as of June 30, 2018 and 2017, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 372 and Ps. 135, respectively. Both projects are expected to be completed in 2029.